20. RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Prepaid expenses, related party		$ 0	$ 1,540
Shijiazhuang Kaiyuan Car Trade Co. Ltd.
Prepaid expenses, related party	[1]	$ 0	$ 1,540

[1]	Entity controlled by Mr. Li's brother.